Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 109,970	$ 1,258,710	$ 18,796
Inventory	61,206	16,484
Prepayment and deposits	678,600	365,520	8,866
Costs and estimated earnings in excess of billings on incomplete contract	140,719
TOTAL CURRENT ASSETS	990,495	1,640,714	27,662
INTANGIBLE ASSETS
Licenses		95,000
Goodwill	29,689	29,689
NET INTANGIBLE ASSETS	29,689	124,689
NON-CURRENT ASSETS:
Property and equipment, net of accumulated depreciation of $61,100, $19,744 and $0	287,620	154,815	86,478
Right-of-use asset - operating lease	492,747	267,482
Rent deposits	31,670	4,777	9,210
Other assets	605,488
NET NON-CURRENT ASSETS	1,417,525	427,074	95,688
TOTAL ASSETS	2,437,709	2,192,477	123,350
CURRENT LIABILITIES
Accounts payable and accrued liabilities	75,469	63,315
Accrued interest payable	90,520	42,564
Accrued compensation - related parties	181,500	58,500
Right-of-use liability - operating lease	127,919	80,629	7,650
Capital lease	41,133
Convertible notes payable, net of debt discount of $411,682, $282,144 and $0	244,636	144,106
Loans payable	129,586	98,500
Loans payable to related parties, net of discount of $0 and $69,126	399,352	133,854	121,084
Derivative liabilities	847,529	458,745
Billing in excess of costs and estimated earnings		1,657,998
TOTAL CURRENT LIABILITIES	2,137,644	2,738,211	128,734
LONG-TERM LIABILITIES
Right-of-use liability - operating lease	376,974	200,074
Long-term capital lease	30,625
Long-term convertible notes payable, net of debt discount of $103,327 and $0	2,673
Long-term debt - related parties		363,125
TOTAL LONG-TERM LIABILITIES	410,272	563,199
TOTAL LIABILITIES	2,547,916	3,301,410	128,734
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value
Common stock value	4,044	2,721	1,800
Treasury stock (410 and 1,650,410 shares as of September 30, 2020 and December 31, 2019, respectively), at cost;	(3,894)	(103,537)
Common stock payable		25,000
Additional paid in capital	6,654,130	2,186,651	336
Retained earnings (deficit)	(6,764,487)	(3,219,768)	(7,520)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(110,207)	(1,108,933)	(5,384)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,437,709	$ 2,192,477	$ 123,350